Aug. 31, 2014
Class A Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A
STET PENNSYLVANIA MUNICIPAL BOND FUND

SEI TAX EXEMPT TRUST

Pennsylvania Municipal Bond Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated December 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Removal of Redemption Fees
In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
There are no other changes in the Fees and Expenses of the Funds. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE